Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Employee Information [Line Items]
Average number of employees		4,372	3,857	4,198	0
Production
Employee Information [Line Items]
Average number of employees		2,605	2,285	2,627	0
Administration, distribution & sales
Employee Information [Line Items]
Average number of employees		1,767	1,572	1,571	0
Predecessor
Employee Information [Line Items]
Average number of employees	2,682
Predecessor | Production
Employee Information [Line Items]
Average number of employees	1,635
Predecessor | Administration, distribution & sales
Employee Information [Line Items]
Average number of employees	1,047